Schedule of Other Current Assets (Details) - USD ($)		Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance costs		$ 2,087	$ 2,403	$ 959
Prepaid advertising and trade show fees		8,523	20,106	19,485
Prepaid professional & license fees		46,540	6,056	12,617
Interest receivable		22,387	19,535	7,996
Total other current assets		$ 79,537	48,100	497,779
Refunds receivable				1,594
Advances to co-manufacturer, NXTDried	[1]			$ 455,128

[1]	The Company has advanced NXTDried Superfoods SAC (“NXTDried”), a company organized under the laws of Peru, with its principal office in San Isidro, Lima, Peru, a total of $495,930 over various dates between January 28, 2022 and September 27, 2023, for the purchase and construction of the facility and infrastructure necessary to facilitate the manufacturing of the Company’s products. The advance is to be repaid in the form of a $1.00 USD per kilogram discount on all products manufactured for the Company. The advance is not documented by a promissory note, and is unsecured. A total of $10,665 was credited against purchases made from NXTDried during the year ended December 31, 2023, resulting in a balance owed of $485,265. During the fourth quarter of 2023, one of NXTDried’s creditors filed suit against NXTDried and foreclosed on its collateral pursuant to a secured promissory note. As a result, the Company recognized impairment expense of $761,085 for the year ended, December 31, 2023, consisting of $485,265 on the remaining unpaid balance of the advances to NXTDried, $243,305 related to a VAT tax receivable, and $32,515 of prepaid inventory that was owed to the Company by NXTDried.